Condensed Statements of Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Parenthetical) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Oct. 31, 2018	Nov. 30, 2017	Oct. 31, 2016	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Issuance costs, preferred stock				$ 19,000	$ 7,000
Series E
Issuance costs, preferred stock			$ 3,000					$ 3,000
Series F
Issuance costs, preferred stock		$ 21,000	$ 200,000				$ 21,000	$ 241,000
Series G
Issuance costs, preferred stock	$ 27,000	$ 300,000				$ 27,000	$ 267,000
Series H
Issuance costs, preferred stock	$ 300,000					$ 284,000